Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share
Schedule of loss per share

	Six months ended 30 June 2023 unaudited £’000		Six months ended 30 June 2022 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,568)		(3,061)
Denominator
Weighted average number of ordinary shares used in basic EPS	99,191,082		4,923,828

Basic and diluted loss per share:	(4	)p	(62	)p